SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, these condensed consolidated financial statements do not include all of the information and footnotes required for audited annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the consolidated financial statements not misleading have been included. The balance sheet at July 31, 2018, has been derived from the Company’s audited consolidated financial statements as of that date.

The unaudited consolidated condensed financial statements included herein should be read in conjunction with the audited consolidated financial statements and the notes thereto that are included in the Company’s Annual Report on Form 10-K for the year ended July 31, 2018, that was filed with the SEC on March 19, 2019. The results of operations for the nine months ended April 30, 2019, are not necessarily indicative of the results to be expected for the full year.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars. The Company uses the accrual basis of accounting and has adopted a July 31 fiscal year end.

Basis of Consolidation

Basis of Consolidation

These consolidated condensed financial statements include the accounts of the Company and the wholly-owned subsidiaries, TOGL Technology Sdn. Bhd., and PT. Toga International Indonesia. All material intercompany balances and transactions have been eliminated. TOGL Technology incorporates the financial statements of the Taiwan and Vietnam office.

Basis of Consolidation

These consolidated financial statements include the accounts of the Company and the wholly-owned subsidiaries, TOGL Technology Sdn. Bhd., and PT Toga International Indonesia. All material intercompany balances and transactions have been eliminated. TOGL Technology incorporates the financial statements of the Taiwan office.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents consist of cash and highly liquid investments with remaining maturities of less than ninety days at the date of purchase.
Basic and Diluted Earnings per Share

Basic and Diluted Earnings per Share

Pursuant to the authoritative guidance, basic net income and net loss per share are computed by dividing the net income and net loss by the weighted average number of common shares outstanding. Diluted net income and net loss per share is the same as basic net income and net loss per share due to the lack of dilutive items. At the reporting dates, there were no common stock equivalents outstanding.

Basic and Diluted Earnings per Share

Pursuant to the authoritative guidance, basic net income and net loss per share are computed by dividing the net income and net loss by the weighted average number of common shares outstanding. Diluted net income and net loss per share is the same as basic net income and net loss per share due to the lack of dilutive items. At the reporting dates there were no common stock equivalents outstanding.

Software Development

Software Development

The Company accounts for all software and development costs in accordance with ASC 985-20 – Software. Accordingly, all costs incurred prior to establishing technological feasibility have been expensed.

Goodwill and Other Intangible Assets - digital currency

Goodwill and Other Intangible Assets – digital currency

We account for goodwill and intangible assets in accordance with ASC 350 “Intangibles-Goodwill and Other” (“ASC 350”). ASC 350 requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value. In addition, ASC 350 requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis and between annual tests when circumstances indicate that the recoverability of the carrying amount of goodwill may be in doubt. Application of the goodwill impairment test requires judgment, including the identification of reporting units; assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value. Significant judgments required to estimate the fair value of reporting units include estimating future cash flows, determining appropriate discount rates and other assumptions. Changes in these estimates and assumptions or the occurrence of one or more confirming events in future periods could cause the actual results or outcomes to materially differ from such estimates and could also affect the determination of fair value and/or goodwill impairment at future reporting dates.

Foreign Currency Translations

Foreign Currency Translations

The Company’s functional and reporting currency is the U.S. dollar. Our subsidiary’s functional currency is the Malaysian Ringgit. All transactions initiated in Malaysian Ringgit, New Taiwan dollar and Vietnamese dong, and Indonesian rupiah are translated into U.S. dollars in accordance with ASC 830-30, ”Translation of Financial Statements,” as follows:

1)	Monetary assets and liabilities at the rate of exchange in effect at the balance sheet date.
2)	Equity at historical rates.
3)	Revenue and expense items at the average rate of exchange prevailing during the period.

Adjustments arising from such translations are deferred until realization and are included as a separate component of stockholders’ equity as a component of comprehensive income or loss. Therefore, translation adjustments are not included in determining net income (loss) but reported as other comprehensive income. Gains and losses from foreign currency transactions are included in earnings in the period of settlement.

	Nine months ended	Year ended	Nine months ended
	April 30,	July 31,	April 30,
	2019	2018	2018
Spot MYR: USD exchange rate	$0.2417	$0.2460		$0.2550
Average MYR: USD exchange rate	$0.2443	$0.2489		$0.2562
Spot NTD: USD exchange rate	$0.0323	$0.0326	$	n/a
Average NTD: USD exchange rate	$0.0324	$0.0330	$	n/a
Spot IDR: USD exchange rate	$0.000070	$0.000069	$	n/a
Average IDR: USD exchange rate	$0.000069	$0.000072	$	n/a
Spot VND: USD exchange rate	$0.000043	$ n/a	$	n/a
Average VND: USD exchange rate	$0.000043	$ n/a	$	n/a

Foreign Currency Translations

The Company’s functional and reporting currency is the U.S. dollar. Our subsidiary’s functional currency is the Malaysian Ringgit. All transactions initiated in Malaysian Ringgit are translated into U.S. dollars in accordance with ASC 830-30, ”Translation of Financial Statements,” as follows:

1)	Monetary assets and liabilities at the rate of exchange in effect at the balance sheet date.
2)	Equity at historical rates.
3)	Revenue and expense items at the average rate of exchange prevailing during the period.

Adjustments arising from such translations are deferred until realization and are included as a separate component of stockholders’ equity as a component of comprehensive income or loss. Therefore, translation adjustments are not included in determining net income (loss) but reported as other comprehensive income.

	July 31,	July 31,
	2018	2017

Spot MYR: USD exchange rate	$0.2460	n/a
Average MYR: USD exchange rate	$0.2489	n/a
Spot NTD: USD exchange rate	$0.0326	n/a
Average NTD: USD exchange rate	$0.0330	n/a
Spot IDR: USD exchange rate	$0.000069	n/a
Average IDR: USD exchange rate	$0.000072	n/a

Fair Value

Fair Value

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a framework for all fair value measurements and expands disclosures related to fair value measurement and developments. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 requires that assets and liabilities measured at fair value are classified and disclosed in one of the following three categories:

Level 1—Quoted market prices for identical assets or liabilities in active markets or observable inputs;

Level 2—Significant other observable inputs that can be corroborated by observable market data; and

Level 3—Significant unobservable inputs that cannot be corroborated by observable market data.

The carrying amounts of cash, accounts payable and other liabilities, accrued interest payable, and convertible notes approximate fair value because of the short-term nature of these items.

Related Party Balances and Transactions		Related Party Balances and Transactions The Company follows FASB ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transaction.
Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance on deferred tax assets is established when management considers it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Tax benefits from an uncertain tax position are only recognized if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Interest and penalties related to unrecognized tax benefits are recorded as incurred as a component of income tax expense. The Company has not recognized any tax benefits from uncertain tax positions for any of the reporting periods presented.

Revenue Recognition

Revenue Recognition

The Company currently generates revenue through development for advertising using a custom-built advertising feature that matches client advertising requirements. Advertisements are created in batches, and completed/invoices in monthly batches. In addition, the Company generates revenue through management fees and information technology fees.

The Company recognizes revenues on contracts with customers in accordance with the ASC 606, including performing the following: (i) identify the contract, (ii) identify the performance obligations; (iii) determine the transaction price; (iv) allocate the transaction price, (v) recognize revenue.

Concentration of Revenue by Customer

The Company’s concentration of revenue for individual customers above 10% are as follows:

•	Agel Enterprise International Sdn Bhd: 27%,
•	Others: 73%

Concentration of Revenue by Country:

-	Malaysia (TOGL Technology Sdn. Bhd): 54%
-	Indonesia (PT. Toga International Indonesia): 42%
-	United States (Toga Limited): 4%

The Company attributes revenue from external customers to individual countries based upon the responsibility of the entity to fulfil the sales obligation and the entity from which the actual service is provided.

Revenue Recognition

The Company currently generates revenue through development for advertising using a custom-built advertising feature that matches client advertising requirements. Advertisements are created in batches, and completed/invoices in monthly batches. In addition, the Company generates revenue through management fees and information technology fees.

The Company recognizes revenues on contracts with customers in accordance with the ASC 605, including performing the following: (i) persuasive evidence of an arrangement exists, (ii) the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.  The Company only records revenue when all of these criteria are met.

Concentration of Revenue by Customer

The Company’s concentration of revenue for individual customers above 10% are as follows:

•	Durable Mix Sdn Bhd: 45%,
·	AGEL Enterprise International Sdn Bhd: 43%
·	Others: 12%

Concentration of Revenue by Country:

-	Malaysia (TOGL Technology Sdn. Bhd): 100%
-	Indonesia (PT Toga International Indonesia): 0%
-	United States (Toga Limited): 0%

The Company attributes revenue from external customers to individual countries based upon the responsibility of the entity to fulfil the sales obligation and the entity from which the actual service is provided.

These consolidated financial statements include the accounts of the Company and the wholly-owned subsidiaries, TOGL Technology Sdn. Bhd., and PT Toga International Indonesia. All material intercompany balances and transactions have been eliminated. TOGL Technology incorporates the financial statements of the Taiwan office.

Amounts that have been received by the Company, for which the Company has not yet met all of the revenue recognition criteria in accordance with ASC 605, have been recorded as deferred revenue $20,500 was revenue for a customer in Malaysia, Mazutex. This revenue has not met the criteria for revenue recognition and has been recognized as deferred revenue.

Accounts Receivable

Accounts Receivable

The Company’s accounts receivable balance is related to advertising through TOGL. Accounts receivable are recorded in accordance with ASC 310, “Receivables.” Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. The Company does not currently have any amount recorded as an allowance for doubtful accounts. Based on management’s estimate and based on all accounts being current, the Company has not deemed it necessary to reserve for doubtful accounts at this time.

As of April 30, 2019, the Company’s accounts receivable are concentrated 94% with Agel Enterprise International Sdn Bhd.

As of April 30, 2019, the Company’s accounts receivable are concentrated 91% in Malaysia (TOGL Technology Sdn. Bhd) and 9% in United States (Toga Limited).

Accounts Receivable

The Company’s accounts receivable balance is related to advertising through TOGL. Accounts receivable are recorded in accordance with ASC 310 – Receivables. Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. The Company does not currently have any amount recorded as an allowance for doubtful accounts. Based on management’s estimate and based on all accounts being current, the company has not deemed it necessary to reserve for doubtful accounts at this time.

As of July 31, 2018, the Company’s accounts receivable are concentrated 83% with Durable Mix Sdn Bhd, and 11% with Mazutex Sdn Bhd.

As of July 31, 2018, the Company’s accounts receivable are concentrated 100% in Malaysia (TOGL Technology Sdn. Bhd).

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, “Leases” (“ASC 842”). The guidance requires lessees to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Lessor accounting is similar to the current model, but updated to align with certain changes to the lessee model and the new revenue recognition standard. Existing sale-leaseback guidance, including guidance for real estate, is replaced with a new model applicable to both lessees and lessors. ASC 842 is effective for fiscal years beginning after December 15, 2018. The Company is evaluating the adoption of ASC 842, but has not determined the effects it may have on the Company’s consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018-08 “Collaborative Arrangements” (Topic 808) intended to improve financial reporting around collaborative arrangements and align the current guidance under ASC 808 with ASC 606 “Revenue from Contracts with Customers.” The ASU affects all companies that enter into collaborative arrangements. The ASU clarifies when certain transactions between collaborative arrangement participants should be accounted for as revenue under Topic 606 and changes certain presentation requirements for transactions with a collaborative arrangement participants that are not directly related to sales to third parties. The standard is effective for fiscal years beginning after December 15, 2019 and interim periods therein. Earlier adoption is permitted for any annual or interim period for which consolidated financial statements have not yet been issued. The Company has not entered into any collaborative arrangements and therefore does not currently expect the adoption of this standard to have a material effect on its Consolidated Financial Statements. The Company plans to adopt this ASU either on the effective date of January 1, 2020 or possibly in an earlier period if a collaborative arrangement is entered. Upon adoption, the Company will utilize the retrospective transition approach, as prescribed within this ASU.

The Company has reviewed and analyzed the above recent accounting pronouncements, and notes no material impact on the financial statements as of April 30, 2019.

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (“ASC 842”). The guidance requires lessees to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Lessor accounting is similar to the current model, but updated to align with certain changes to the lessee model and the new revenue recognition standard. Existing sale-leaseback guidance, including guidance for real estate, is replaced with a new model applicable to both lessees and lessors. ASC 842 is effective for fiscal years beginning after December 15, 2018. The Company is evaluating the adoption of ASC 842, but has not determined the effects it may have on the Company’s consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018-08 Collaborative Arrangements (Topic 808) intended to improve financial reporting around collaborative arrangements and align the current guidance under ASC 808 with ASC 606 Revenue from Contracts with Customers. The ASU affects all companies that enter into collaborative arrangements. The ASU clarifies when certain transactions between collaborative arrangement participants should be accounted for as revenue under Topic 606 and changes certain presentation requirements for transactions with a collaborative arrangement participants that are not directly related to sales to third parties. The standard is effective for fiscal years beginning after December 15, 2019 and interim periods therein. Earlier adoption is permitted for any annual or interim period for which consolidated financial statements have not yet been issued. The Company has not entered into any collaborative arrangements and therefore does not currently expect the adoption of this standard to have a material effect on its Consolidated Financial Statements. The Company plans to adopt this ASU either on the effective date of January 1, 2020 or possibly in an earlier period if a collaborative arrangement is entered. Upon adoption, the Company will utilize the retrospective transition approach, as prescribed within this ASU.

The Company has reviewed and analyzed the above recent accounting pronouncements, and notes no material impact on the financial statements as of July 31, 2018.